Exploration and evaluation assets (Tables)	9 Months Ended
Sep. 30, 2026
Exploration and evaluation assets [Abstract]
Schedule of exploration and evaluation assets

	September 30, 2026	December 31, 2025
Balance, beginning of period	$138,280,668	$118,785,555
Additions:
Mineral rights and land fees	14,817	13,014
Site operations, environmental, construction, consulting and technical costs	10,342,668	11,037,467
Front-end engineering and design	1,327,407	—
Share-based compensation (Note 8)	344,435	840,620
Finance costs	75,000	—
Effect of foreign exchange	4,751,192	7,604,012
Balance, end of period	$155,136,187	$138,280,668